Concentrations and Risks	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Concentrations and Risks

Note 16 - Concentrations and Risks

Concentrations

(a) Major customers

The Company does not have any significant concentrations of risk related to major customers. Given the dynamic nature of the business, the number of customers fluctuates frequently. Moreover, the individual impact of each customer on the business is minimal. Therefore, we do not anticipate this fluctuation in customer numbers to pose a significant risk to the business.

(b) Major vendors

Due to the nature of the business, we engage in a network of coaches to operate and run our swimming classes. This causes the impact of each coach to be minimal and we do not foresee extreme disruption in the business if some coaches decide to leave the business.

(c) Credit Risk

The Company has adopted a policy of only dealing with creditworthy counterparties. The Company performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require collateral. The Company also considers the probability of default upon initial recognition of assets and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Company has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 90 days, default of interest due for more than 365 days or there is significant difficulty of the counterparty.

To minimize credit risk, the Company has developed and maintained its credit risk grading to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Company’s own trading records to rate its major customers and other debtors. The Company considers available reasonable and supportive forward-looking information which includes the following indicators:

●	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations

●	Internal credit rating

●	External credit rating and when necessary

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making contractual payment.

As of December 31, 2025, there were no outstanding trade receivables.

As of June 30, 2026, there was S$24,000 outstanding trade receivables, from four customers, representing 100% of the total net accounts receivable balance.

(d) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from bank borrowings. The Company manages interest rate risk by varying the issuance and maturity dates of variable rate debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of December 31, 2025 and June 30, 2026, the borrowings comprising a property loan bearing an interest rate of 3.75% and 1.45% respectively.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate post higher or lower profit depending on the exchange rate of S$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(f) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.